INVESTMENTS IN EQUITY INVESTEES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) site	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Dividends received | $	$ 19.8	$ 23.1	$ 24.0
Shanghai Fleetguard Filter Co. Ltd.
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	50.00%
Number of manufacturing sites	3
Fleetguard Filters Pvt. Ltd.
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	49.50%
Number of manufacturing sites	7